Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of transactions between related parties
The remuneration of directors and other key management personnel of the Company for employment services rendered are as follows (in thousands $):

	For the years ended
	Dec. 31, 2023	Dec. 31, 2022

Fixed salaries and benefits	4,655	4,998
Variable incentive-based compensation	6,139	7,913
Share-based compensation	9,915	11,881
	20,709	24,792